6. DEPOSITS (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Deposits	$ 75,889	$ 81,415
State of Colorado Board of Land Commissioners and Colorado Division of Reclamation, Mining and Safety
Deposits	$ 75,889	$ 81,415